Commitments and contingent liabilities - Summary of Off-Balance Sheet Credit Risks, Net of Participations (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Securities lending indemnifications, joint venture	$ 57,000	$ 56,000
Invested in reverse repurchase agreements
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Cash collateral invested in indemnified repurchase agreements	37,000	35,000
Lending commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet credit risks	49,119	50,631
Standby letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet credit risks	2,298	2,817
Off-balance sheet credit risks participations	146	163
Commercial letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet credit risks	74	165
Securities lending indemnifications
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet credit risks	$ 408,378	$ 401,504